UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY
TRUST
Legg Mason Partners Variable Appreciation
Portfolio
Legg Mason Partners Variable Fundamental Value
Portfolio
Legg Mason Partners Variable Capital and Income
Portfolio
FORM N-Q
MARCH 31, 2007

Legg Mason Partners Variable Appreciation Portfolio
Schedules of Investments (unaudited)
March 31, 2007

Shares	Security	Value

COMMON STOCKS — 96.6%
CONSUMER DISCRETIONARY — 6.8%
Hotels, Restaurants & Leisure — 1.0%
148,200	Marcus Corp.	$3,447,132
119,900	McDonald’s Corp.	5,401,495

	Total Hotels, Restaurants & Leisure	8,848,627

Media — 5.4%
105,000	EchoStar Communications Corp., Class A Shares *	4,560,150
52,200	Gannett Co. Inc.	2,938,338
27,515	Meredith Corp.	1,579,086
892,825	Time Warner Inc.	17,606,509
97,578	Viacom Inc., Class B Shares *	4,011,431
444,100	Walt Disney Co.	15,290,363
141,365	Warner Music Group Corp.	2,411,687

	Total Media	48,397,564

Specialty Retail — 0.4%
89,600	Home Depot Inc.	3,291,904

	TOTAL CONSUMER DISCRETIONARY	60,538,095

CONSUMER STAPLES — 8.4%
Beverages — 1.6%
229,880	PepsiCo Inc.	14,611,173

Food & Staples Retailing — 2.9%
370,748	Wal-Mart Stores Inc.	17,406,618
179,900	Walgreen Co.	8,255,611

	Total Food & Staples Retailing	25,662,229

Food Products — 1.6%
83,270	Cadbury Schweppes PLC, ADR	4,277,580
114,000	General Mills Inc.	6,637,080
60,600	H.J. Heinz Co.	2,855,472

	Total Food Products	13,770,132

Household Products — 2.3%
77,400	Kimberly-Clark Corp.	5,301,126
238,000	Procter & Gamble Co.	15,032,080

	Total Household Products	20,333,206

	TOTAL CONSUMER STAPLES	74,376,740

ENERGY — 9.5%
Energy Equipment & Services — 1.6%
253,500	Nabors Industries Ltd. *	7,521,345
91,800	Schlumberger Ltd.	6,343,380

	Total Energy Equipment & Services	13,864,725

Oil, Gas & Consumable Fuels — 7.9%
31,200	BP PLC, ADR	2,020,200
207,940	Canadian Natural Resources Ltd.	11,476,209
105,400	Cimarex Energy Co.	3,901,908
125,000	Devon Energy Corp.	8,652,500
222,164	EnCana Corp.	11,248,163
355,718	Exxon Mobil Corp.	26,838,923
223,180	Spectra Energy Corp.	5,862,939

	Total Oil, Gas & Consumable Fuels	70,000,842

	TOTAL ENERGY	83,865,567

EXCHANGE TRADED FUNDS — 1.7%
600,000	iShares MSCI Japan Index Fund	8,742,000
See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

EXCHANGE TRADED FUNDS — 1.7% (continued)
92,100	streetTRACKS Gold Trust *	$6,054,654

	TOTAL EXCHANGE TRADED FUNDS	14,796,654

FINANCIALS — 21.4%
Capital Markets — 1.4%
19,500	Goldman Sachs Group Inc.	4,029,285
103,400	Merrill Lynch & Co. Inc.	8,444,678

	Total Capital Markets	12,473,963

Commercial Banks — 1.7%
444,400	Wells Fargo & Co.	15,300,692

Consumer Finance — 1.9%
298,400	American Express Co.	16,829,760

Diversified Financial Services — 2.7%
252,000	Bank of America Corp.	12,857,040
227,040	JPMorgan Chase & Co.	10,984,195

	Total Diversified Financial Services	23,841,235

Insurance — 11.2%
150,000	AFLAC Inc.	7,059,000
103,500	American International Group Inc.	6,957,270
499	Berkshire Hathaway Inc., Class A Shares *	54,386,010
447,000	Marsh & McLennan Cos. Inc.	13,092,630
347,000	Travelers Cos. Inc.	17,964,190

	Total Insurance	99,459,100

Real Estate Management & Development — 2.0%
266,600	Forest City Enterprises Inc., Class A Shares	17,643,588

Thrifts & Mortgage Finance — 0.5%
299,700	Hudson City Bancorp Inc.	4,099,896

	TOTAL FINANCIALS	189,648,234

HEALTH CARE — 6.8%
Biotechnology — 1.1%
103,850	Amgen Inc. *	5,803,138
45,000	Genentech Inc. *	3,695,400

	Total Biotechnology	9,498,538

Health Care Providers & Services — 0.9%
149,500	UnitedHealth Group Inc.	7,919,015

Pharmaceuticals — 4.8%
15,000	Abbott Laboratories	837,000
147,100	Eli Lilly & Co.	7,900,741
274,808	Johnson & Johnson	16,559,930
297,136	Pfizer Inc.	7,505,656
150,000	Schering-Plough Corp.	3,826,500
119,700	Wyeth	5,988,591

	Total Pharmaceuticals	42,618,418

	TOTAL HEALTH CARE	60,035,971

INDUSTRIALS — 17.6%
Aerospace & Defense — 4.2%
183,000	Honeywell International Inc.	8,428,980
177,800	Raytheon Co.	9,327,388
297,700	United Technologies Corp.	19,350,500

	Total Aerospace & Defense	37,106,868

Air Freight & Logistics — 1.4%
182,000	United Parcel Service Inc., Class B Shares	12,758,200

See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Building Products — 0.3%
90,000	Masco Corp.	$2,466,000

Commercial Services & Supplies — 2.7%
153,500	Covanta Holding Corp. *	3,404,630
178,000	Pitney Bowes Inc.	8,079,420
371,200	Waste Management Inc.	12,772,992

	Total Commercial Services & Supplies	24,257,042

Industrial Conglomerates — 7.9%
150,000	3M Co.	11,464,500
1,272,719	General Electric Co.	45,003,344
415,500	Tyco International Ltd.	13,109,025

	Total Industrial Conglomerates	69,576,869

Road & Rail — 1.1%
151,319	Florida East Coast Industries Inc.	9,486,188

	TOTAL INDUSTRIALS	155,651,167

INFORMATION TECHNOLOGY — 18.4%
Communications Equipment — 5.5%
1,102,960	3Com Corp. *	4,312,574
816,350	Cisco Systems Inc. *	20,841,415
360,000	Juniper Networks Inc. *	7,084,800
301,000	Motorola Inc.	5,318,670
107,380	OpNext Inc. *	1,588,150
225,000	QUALCOMM Inc.	9,598,500

	Total Communications Equipment	48,744,109

Computers & Peripherals — 3.3%
892,500	EMC Corp. *	12,361,125
177,450	International Business Machines Corp.	16,726,437

	Total Computers & Peripherals	29,087,562

Internet Software & Services — 3.0%
103,400	eBay Inc. *	3,427,710
14,900	Google Inc., Class A Shares *	6,826,584
381,600	VeriSign Inc. *	9,585,792
222,500	Yahoo! Inc. *	6,962,025

	Total Internet Software & Services	26,802,111

IT Services — 1.7%
105,000	Accenture Ltd., Class A Shares	4,046,700
222,000	Automatic Data Processing Inc.	10,744,800

	Total IT Services	14,791,500

Semiconductors & Semiconductor Equipment — 1.4%
300,000	Agere Systems Inc. *	6,786,000
75,029	Intel Corp.	1,435,305
78,000	MEMC Electronic Materials Inc. *	4,725,240

	Total Semiconductors & Semiconductor Equipment	12,946,545

Software — 3.5%
967,236	Microsoft Corp.	26,956,867
222,000	Oracle Corp. *	4,024,860

	Total Software	30,981,727

	TOTAL INFORMATION TECHNOLOGY	163,353,554

MATERIALS — 3.9%
Chemicals — 2.8%
118,625	Cytec Industries Inc.	6,671,470
193,300	E.I. du Pont de Nemours & Co.	9,554,819
See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Chemicals — 2.8% (continued)
118,600	PPG Industries Inc.	$8,338,766

	Total Chemicals	24,565,055

Metals & Mining — 1.1%
294,600	Alcoa Inc.	9,986,940

	TOTAL MATERIALS	34,551,995

TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 0.8%
179,500	Verizon Communications Inc.	6,806,640

Wireless Telecommunication Services — 0.9%
133,000	ALLTEL Corp.	8,246,000

	TOTAL TELECOMMUNICATION SERVICES	15,052,640

UTILITIES — 0.4%
Electric Utilities — 0.4%
181,060	Duke Energy Corp.	3,673,708

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $634,479,339)	855,544,325

Face
Amount

SHORT-TERM INVESTMENT — 3.5%
Repurchase Agreement — 3.5%
$31,206,000	Interest in $450,884,000 joint tri-party repurchase agreement dated 3/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 4/2/07; Proceeds at maturity — $31,219,783; (Fully collateralized by various U.S. government agency obligations, 4.875% to 5.625% due 1/31/09 to 6/11/21; Market value — $31,830,349) (Cost — $31,206,000)	31,206,000

	TOTAL INVESTMENTS — 100.1% (Cost — $665,685,339#)	886,750,325
	Liabilities in Excess of Other Assets — (0.1)%	(470,314)

	TOTAL NET ASSETS — 100.0%	$886,280,011

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedules of investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedules of Investments (unaudited)(continued)
March 31, 2007

Shares	Security	Value

COMMON STOCKS — 92.9%
CONSUMER DISCRETIONARY — 14.8%
Auto Components — 0.1%
8,240	Magna International Inc., Class A Shares	$618,906

Media — 11.7%
1,423,000	Interpublic Group of Cos. Inc. *	17,517,130
1,233,500	News Corp., Class B Shares	30,183,745
1,359,900	Pearson PLC	23,342,522
899,750	Time Warner Inc.	17,743,070
647,400	Walt Disney Co.	22,289,982

	Total Media	111,076,449

Specialty Retail — 3.0%
603,400	Gap Inc.	10,384,514
415,400	Home Depot Inc.	15,261,796
85,310	Williams-Sonoma Inc.	3,025,093

	Total Specialty Retail	28,671,403

	TOTAL CONSUMER DISCRETIONARY	140,366,758

CONSUMER STAPLES — 5.7%
Food & Staples Retailing — 2.1%
408,200	Wal-Mart Stores Inc.	19,164,990

Food Products — 2.2%
54,400	Smithfield Foods Inc. *	1,629,280
245,250	Unilever PLC	7,391,090
400,140	Unilever PLC, ADR	12,032,210

	Total Food Products	21,052,580

Household Products — 1.4%
193,900	Kimberly-Clark Corp.	13,280,211

	TOTAL CONSUMER STAPLES	53,497,781

ENERGY — 8.6%
Energy Equipment & Services — 3.8%
86,700	Baker Hughes Inc.	5,733,471
217,900	BJ Services Co.	6,079,410
115,600	GlobalSantaFe Corp.	7,130,208
248,100	Halliburton Co.	7,874,694
132,200	Schlumberger Ltd.	9,135,020

	Total Energy Equipment & Services	35,952,803

Oil, Gas & Consumable Fuels — 4.8%
224,200	Anadarko Petroleum Corp.	9,636,116
81,700	Chevron Corp.	6,042,532
57,400	ConocoPhillips	3,923,290
88,500	Devon Energy Corp.	6,125,970
94,900	Exxon Mobil Corp.	7,160,205
71,670	Murphy Oil Corp.	3,827,178
291,990	Williams Cos. Inc.	8,310,036

	Total Oil, Gas & Consumable Fuels	45,025,327

	TOTAL ENERGY	80,978,130

FINANCIALS — 18.0%
Capital Markets — 4.4%
30,100	Franklin Resources Inc.	3,636,983
266,000	Merrill Lynch & Co. Inc.	21,724,220
252,300	State Street Corp.	16,336,425

	Total Capital Markets	41,697,628

Consumer Finance — 1.2%
201,700	American Express Co.	11,375,880

See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Diversified Financial Services — 4.8%
402,978	Bank of America Corp.	$20,559,938
522,400	JPMorgan Chase & Co.	25,273,712

	Total Diversified Financial Services	45,833,650

Insurance — 4.2%
64,730	Allied World Assurance Holdings Ltd.	2,767,208
164,200	American International Group Inc.	11,037,524
273,400	Chubb Corp.	14,126,578
192,415	CNA Surety Corp. *	4,059,956
77,600	Hartford Financial Services Group Inc.	7,417,008

	Total Insurance	39,408,274

Thrifts & Mortgage Finance — 3.4%
217,700	MGIC Investment Corp.	12,826,884
423,600	PMI Group Inc.	19,155,192

	Total Thrifts & Mortgage Finance	31,982,076

	TOTAL FINANCIALS	170,297,508

HEALTH CARE — 12.1%
Life Sciences Tools & Services — 0.5%
346,896	Enzo Biochem Inc. *	5,231,192

Pharmaceuticals — 11.6%
430,200	Abbott Laboratories	24,005,160
206,500	Bentley Pharmaceuticals Inc. *	1,691,235
163,800	Eli Lilly & Co.	8,797,698
232,900	GlaxoSmithKline PLC, ADR	12,870,054
236,900	Johnson & Johnson	14,275,594
171,700	Novartis AG, ADR	9,379,971
720,100	Pfizer Inc.	18,189,726
403,100	Wyeth	20,167,093

	Total Pharmaceuticals	109,376,531

	TOTAL HEALTH CARE	114,607,723

INDUSTRIALS — 10.4%
Aerospace & Defense — 5.4%
119,500	Boeing Co.	10,624,745
469,500	Honeywell International Inc.	21,625,170
366,600	Raytheon Co.	19,231,836

	Total Aerospace & Defense	51,481,751

Building Products — 0.3%
81,950	Simpson Manufacturing Co. Inc.	2,527,338

Electrical Equipment — 0.4%
100,000	Emerson Electric Co.	4,309,000

Industrial Conglomerates — 2.0%
536,900	General Electric Co.	18,984,784

Machinery — 2.3%
214,500	Caterpillar Inc.	14,377,935
64,000	Deere & Co.	6,952,960

	Total Machinery	21,330,895

	TOTAL INDUSTRIALS	98,633,768

INFORMATION TECHNOLOGY — 15.8%
Communications Equipment — 3.4%
538,200	Cisco Systems Inc. *	13,740,246
1,052,300	Motorola Inc.	18,594,141

	Total Communications Equipment	32,334,387

See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Computers & Peripherals — 1.4%
143,400	International Business Machines Corp.	$13,516,884

Electronic Equipment & Instruments — 1.0%
286,700	Agilent Technologies Inc. *	9,658,923

Internet Software & Services — 1.4%
199,700	eBay Inc. *	6,620,055
248,500	VeriSign Inc. *	6,242,320

	Total Internet Software & Services	12,862,375

Semiconductors & Semiconductor Equipment — 6.7%
776,500	Applied Materials Inc.	14,225,480
270,100	Novellus Systems Inc. *	8,648,602
33,300	Samsung Electronics Co., Ltd., GDR (a)	10,131,525
1,197,284	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,870,803
508,900	Texas Instruments Inc.	15,317,890
68,892	Verigy Ltd. *	1,616,895

	Total Semiconductors & Semiconductor Equipment	62,811,195

Software — 1.9%
617,800	Microsoft Corp.	17,218,086
232,000	Wave Systems Corp., Class A *	626,400

	Total Software	17,844,486

	TOTAL INFORMATION TECHNOLOGY	149,028,250

MATERIALS — 5.6%
Chemicals — 2.9%
236,400	Dow Chemical Co.	10,841,304
338,500	E.I. du Pont de Nemours & Co.	16,732,055

	Total Chemicals	27,573,359

Metals & Mining — 1.4%
358,000	Alcoa Inc.	12,136,200
11,300	AngloGold Ashanti Ltd., ADR	503,867
10,800	Newmont Mining Corp.	453,492

	Total Metals & Mining	13,093,559

Paper & Forest Products — 1.3%
164,500	Weyerhaeuser Co.	12,294,730

	TOTAL MATERIALS	52,961,648

TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
677,162	Vodafone Group PLC, ADR	18,188,571

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $679,286,721)	878,560,137

Face
Amount

SHORT-TERM INVESTMENT — 6.7%
Repurchase Agreement — 6.7%
$63,358,000	Interest in $550,871,000 joint tri-party
	repurchase agreement dated 3/30/07 with Greenwich
	Capital Markets Inc., 5.330% due 4/2/07; Proceeds
	at maturity — $63,386,142; (Fully collateralized
	by various U.S. government agency obligations,
	3.851% to 6.221% due 11/1/28 to 4/1/37; Market
	value — $64,625,563)
	(Cost — $63,358,000)	63,358,000

	TOTAL INVESTMENTS — 99.6% (Cost — $742,644,721#)	941,918,137
See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Other Assets in Excess of Liabilities -- 0.4%	3,506,385

TOTAL NET ASSETS — 100.0%	$945,424,522

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

COMMON STOCKS — 73.7%
CONSUMER DISCRETIONARY — 6.6%
Hotels, Restaurants & Leisure — 1.7%
22,200	Penn National Gaming Inc. *	$941,724
13,300	Starwood Hotels & Resorts Worldwide Inc.	862,505

	Total Hotels, Restaurants & Leisure	1,804,229

Media — 4.9%
6,811	Lamar Advertising Co., Class A Shares *	428,889
18,900	Liberty Media Holding Corp., Capital Group, Series A Shares *	2,090,151
17,400	R.H. Donnelley Corp. *	1,233,486
82,700	Warner Music Group Corp.	1,410,862

	Total Media	5,163,388

	TOTAL CONSUMER DISCRETIONARY	6,967,617

CONSUMER STAPLES — 3.8%
Food Products — 1.0%
29,200	Archer-Daniels-Midland Co.	1,071,640

Tobacco — 2.8%
34,200	Altria Group Inc.	3,003,102

	TOTAL CONSUMER STAPLES	4,074,742

ENERGY — 9.3%
Energy Equipment & Services — 2.9%
12,070	CCS Income Trust	383,803
13,500	SEACOR Holdings Inc. *	1,328,400
16,600	Transocean Inc. *	1,356,220

	Total Energy Equipment & Services	3,068,423

Oil, Gas & Consumable Fuels — 6.4%
42,625	Anadarko Petroleum Corp.	1,832,022
24,898	Cheniere Energy Inc. *	775,573
59,200	Crosstex Energy Inc.	1,702,000
24,600	Range Resources Corp.	821,640
23,300	Total SA, ADR (a)	1,625,874

	Total Oil, Gas & Consumable Fuels	6,757,109

	TOTAL ENERGY	9,825,532

FINANCIALS — 21.0%
Capital Markets — 2.7%
48,600	UBS AG	2,888,298

Commercial Banks — 1.6%
49,100	Wells Fargo & Co.	1,690,513

Consumer Finance — 4.6%
53,850	American Express Co.	3,037,140
23,402	Capital One Financial Corp.	1,765,915

	Total Consumer Finance	4,803,055

Diversified Financial Services — 0.7%
7,800	NYSE Group Inc. *	731,250

Insurance — 11.4%
24,000	ACE Ltd.	1,369,440
39,000	AFLAC Inc.	1,835,340
37,800	American International Group Inc.	2,540,916
32,600	Chubb Corp.	1,684,442
76,950	Fidelity National Financial Inc., Class A	1,847,569
24,500	First American Corp.	1,242,640
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Insurance — 11.4% (continued)
54,200	Marsh & McLennan Cos. Inc.	$1,587,518

	Total Insurance	12,107,865

	TOTAL FINANCIALS	22,220,981

HEALTH CARE — 5.6%
Health Care Equipment & Supplies — 1.4%
29,500	Baxter International Inc.	1,553,765

Health Care Providers & Services — 4.2%
35,100	IMS Health Inc.	1,041,066
31,700	UnitedHealth Group Inc.	1,679,149
21,040	WellPoint Inc. *	1,706,344

	Total Health Care Providers & Services	4,426,559

	TOTAL HEALTH CARE	5,980,324

INDUSTRIALS — 11.2%
Aerospace & Defense — 2.7%
14,390	Alliant Techsystems Inc. *	1,265,169
17,900	L-3 Communications Holdings Inc.	1,565,713

	Total Aerospace & Defense	2,830,882

Air Freight & Logistics — 0.5%
7,200	United Parcel Service Inc., Class B Shares	504,720

Commercial Services & Supplies — 1.0%
47,510	Covanta Holding Corp. *	1,053,772

Industrial Conglomerates — 4.9%
88,200	General Electric Co. (a)	3,118,752
65,500	Tyco International Ltd.	2,066,525

	Total Industrial Conglomerates	5,185,277

Machinery — 0.8%
28,230	Mueller Industries Inc.	849,723

Road & Rail — 1.3%
8,900	Burlington Northern Santa Fe Corp.	715,827
17,600	CSX Corp.	704,880

	Total Road & Rail	1,420,707

	TOTAL INDUSTRIALS	11,845,081

INFORMATION TECHNOLOGY — 13.5%
Communications Equipment — 2.9%
58,400	Cisco Systems Inc. *	1,490,952
35,800	QUALCOMM Inc.	1,527,228

	Total Communications Equipment	3,018,180

Electronic Equipment & Instruments — 1.0%
32,200	Agilent Technologies Inc. *	1,084,818

Internet Software & Services — 1.1%
38,400	Yahoo! Inc. *	1,201,536

IT Services — 4.5%
39,600	Ceridian Corp. *	1,379,664
42,167	Fidelity National Information Services Inc.	1,916,912
52,080	Hewitt Associates Inc., Class A Shares *	1,522,298

	Total IT Services	4,818,874

Software — 4.0%
88,800	Microsoft Corp. (a)	2,474,856
94,700	Oracle Corp. *	1,716,911

	Total Software	4,191,767

	TOTAL INFORMATION TECHNOLOGY	14,315,175

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

MATERIALS — 0.6%
Chemicals — 0.6%
24,520	Nalco Holding Co.	$586,028

UTILITIES — 2.1%
Gas Utilities — 2.1%
51,420	National Fuel Gas Co.	2,224,429

	TOTAL COMMON STOCKS (Cost — $74,164,291)	78,039,909

Face
Amount	Rating‡

ASSET-BACKED SECURITY — 0.1%
Home Equity — 0.1%
$153,628	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.220% due 3/25/34 (b)
		(Cost — $156,335)	155,449

COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
175,390	AAA	Banc of America Funding Corp., Series 2006-H, Class 1A1, 5.697% due 9/20/46 (b)
		(Cost — $175,681)	176,566

CORPORATE BONDS & NOTES — 6.1%
Aerospace & Defense — 0.1%
50,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	50,250

Airlines — 0.0%
10,000	CCC+	Continental Airlines Inc., Notes, 8.750% due 12/1/11	9,850

Auto Components — 0.1%
25,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	24,437
80,000	CCC+	Visteon Corp., Senior Notes, 8.250% due 8/1/10	82,000

		Total Auto Components	106,437

Automobiles — 0.1%
100,000	CCC+	Ford Motor Co., Notes, 7.450% due 7/16/31	77,875

Building Products — 0.1%
50,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	52,250
55,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.650% due 3/1/14	40,150

		Total Building Products	92,400

Capital Markets — 0.2%
		E*TRADE Financial Corp., Senior Notes:
20,000	BB-	7.375% due 9/15/13	21,000
20,000	BB-	7.875% due 12/1/15	21,675
110,000	A1(c)	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (d)	119,191

		Total Capital Markets	161,866

Chemicals — 0.1%
40,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (d)	38,600
5,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (d)	5,194

		Total Chemicals	43,794

Commercial Banks — 0.2%
110,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(d)	116,370
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Face
Amount	Rating‡	Security	Value

Commercial Banks — 0.2% (continued)
$110,000	BBB-	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (b)(d)	$111,300

		Total Commercial Banks	227,670

Commercial Services & Supplies — 0.0%
25,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	26,750
10,000	B-	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (d)	10,700

		Total Commercial Services & Supplies	37,450

Consumer Finance — 0.5%
		Ford Motor Credit Co., Senior Notes:
300,000	B	5.800% due 1/12/09	294,406
55,000	B	9.875% due 8/10/11	58,297
200,000	BB+	General Motors Acceptance Corp., Notes, 5.625% due 5/15/09	196,467

		Total Consumer Finance	549,170

Containers & Packaging — 0.1%
50,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	51,250
45,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	48,094
15,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	15,975

		Total Containers & Packaging	115,319

Diversified Consumer Services — 0.0%
15,000	CCC+	Education Management LLC/Education Management Corp., Senior Subordinated Notes, 10.250% due 6/1/16	16,350

Diversified Financial Services — 0.9%
30,000	CCC+	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.114% due 10/1/12	27,075
75,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	78,563
75,000	A-	Capital One Bank, Notes, 5.750% due 9/15/10	76,091
125,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	121,637
20,000	B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (d)	21,375
55,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (d)	56,856
5,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	4,875
490,000	BBB	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11	483,757
8,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	8,440
15,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	16,481
65,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	66,138

		Total Diversified Financial Services	961,288

Diversified Telecommunication Services — 0.3%
30,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	33,000
		Intelsat Bermuda Ltd., Senior Notes:
10,000	B+	9.250% due 6/15/16 (d)	11,125
55,000	B	11.250% due 6/15/16 (d)	62,700
5,000	CCC+	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14 (d)	5,162
		NTL Cable PLC, Senior Notes:
25,000	B-	8.750% due 4/15/14	26,125
20,000	B-	9.125% due 8/15/16	21,200
40,000	BB+	Qwest Corp., Senior Notes, 7.500% due 10/1/14	42,400
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Face
Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 0.3% (continued)
$50,000	BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	$47,517
45,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16	49,444

		Total Diversified Telecommunication Services	298,673

Electric Utilities — 0.0%
10,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	11,600

Electronic Equipment & Instruments — 0.1%
75,000	B+	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15 (d)	77,813

Energy Equipment & Services — 0.1%
50,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (d)	51,500
5,000	CCC+	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (b)(d)	5,175
5,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	5,150

		Total Energy Equipment & Services	61,825

Health Care Providers & Services — 0.2%
20,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (d)	20,100
		HCA Inc.:
30,000	B-	Notes, 6.375% due 1/15/15	25,687
30,000	B-	Senior Notes, 6.500% due 2/15/16	25,688
		Senior Secured Notes:
10,000	BB-	9.250% due 11/15/16 (d)	10,813
10,000	BB-	9.625% due 11/15/16 (d)(e)	10,825
		Tenet Healthcare Corp., Senior Notes:
50,000	CCC+	9.875% due 7/1/14	50,750
5,000	CCC+	6.875% due 11/15/31	3,975
15,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	15,731

		Total Health Care Providers & Services	163,569

Hotels, Restaurants & Leisure — 0.2%
5,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	5,525
57,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	62,272
		MGM MIRAGE Inc.:
25,000	BB	Senior Notes, 7.625% due 1/15/17	25,438
34,882	B+	Senior Subordinated Notes, 9.375% due 2/15/10	37,760
30,000	B+	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	30,937

		Total Hotels, Restaurants & Leisure	161,932

Household Durables — 0.2%
100,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	99,495
30,000	BB	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	29,100
20,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	20,700
50,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.485% due 9/1/12	45,250

		Total Household Durables	194,545

Household Products — 0.1%
45,000	CCC	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (d)	48,825

Independent Power Producers & Energy Traders — 0.1%
90,000	B-	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	92,700
50,000	BB+	TXU Corp., Senior Notes, Series P, 5.550% due 11/15/14	44,534

		Total Independent Power Producers & Energy Traders	137,234

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Face
Amount	Rating‡	Security	Value

Insurance — 0.0%
$25,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	$27,125

Internet & Catalog Retail — 0.0%
20,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	20,250

IT Services — 0.1%
55,000	B-	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	60,294

Machinery — 0.1%
25,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	27,125
25,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 10.999% due 4/15/14	22,875

		Total Machinery	50,000

Media — 1.0%
35,000	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	38,325
45,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	51,469
30,000	CCC-	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	28,875
50,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	52,125
		CCH II LLC/CCH II Capital Corp., Senior Notes:
40,000	CCC-	10.250% due 9/15/10	42,400
26,000	CCC(f)	10.250% due 10/1/13	28,535
15,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	15,225
20,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (d)	20,600
80,000	BBB+	Comcast Corp., Notes, 6.500% due 1/15/17	84,585
5,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (b)(d)	5,237
20,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	19,600
20,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	20,650
80,000	B	R.H. Donnelley Corp., Senior Discount Notes, Series A-1, 6.875% due 1/15/13	78,200
570,000	BBB+	Time Warner Inc., 6.875% due 5/1/12	608,053

		Total Media	1,093,879

Metals & Mining — 0.2%
45,000	B+	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	50,400
70,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	75,862
25,000	CCC+	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (d)(e)	24,625
35,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	39,025
10,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (d)	10,450
46,000	BBB	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	47,734

		Total Metals & Mining	248,096

Multiline Retail — 0.0%
		Neiman Marcus Group Inc.:
10,000	B-	Senior Notes, 9.000% due 10/15/15 (e)	11,000
25,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	28,000

		Total Multiline Retail	39,000

Office Electronics — 0.0%
20,000	BB+	Xerox Corp., Senior Notes, 6.750% due 2/1/17	21,028

Oil, Gas & Consumable Fuels — 0.5%
20,000	BBB-	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	20,078
40,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	41,100
5,000	B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	5,175
35,000	BB-	El Paso Corp., Medium-Term Notes, 7.800% due 8/1/31	38,850
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Face
Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 0.5% (continued)
$15,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$15,112
30,000	BBB	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (d)	30,090
15,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	15,150
		Kerr-McGee Corp.:
30,000	BBB-	6.950% due 7/1/24	31,688
100,000	BBB-	Notes, 6.875% due 9/15/11	106,022
105,000	BB-	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	113,006
40,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (d)	41,800
15,000	B1(c)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	15,300
10,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	10,013
40,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	43,831

		Total Oil, Gas & Consumable Fuels	527,215

Paper & Forest Products — 0.1%
40,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	41,500
		NewPage Corp.:
25,000	B-	Senior Secured Notes, 11.610% due 5/1/12 (b)	27,469
15,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	16,350
20,000	B	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (d)	20,900
30,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	31,546

		Total Paper & Forest Products	137,765

Pharmaceuticals — 0.0%
35,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	35,000

Real Estate Investment Trusts (REITs) — 0.1%
75,000	BBB	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	74,462
5,000	BB+	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	5,144

		Total Real Estate Investment Trusts (REITs)	79,606

Real Estate Management & Development — 0.0%
20,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	19,150

Road & Rail — 0.1%
30,000	B-	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	32,400
100,000	B	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	114,500

		Total Road & Rail	146,900

Semiconductors & Semiconductor Equipment — 0.0%
15,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (d)	15,094

Software — 0.0%
31,513	B-	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (b)(d)(e)	32,222

Specialty Retail — 0.0%
25,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	25,375
5,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.981% due 1/15/14 (b)	4,675

		Total Specialty Retail	30,050

Tobacco — 0.0%
5,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	5,525

Trading Companies & Distributors — 0.1%
45,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (d)	48,150
25,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (d)	27,125

		Total Trading Companies & Distributors	75,275

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Face
Amount	Rating‡	Security	Value

Wireless Telecommunication Services — 0.1%
		Rural Cellular Corp.:
$20,000	CCC	Senior Notes, 9.875% due 2/1/10	$21,200
10,000	B	Senior Secured Notes, 8.250% due 3/15/12	10,500
100,000	BBB	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	111,687

		Total Wireless Telecommunication Services	143,387

		TOTAL CORPORATE BONDS & NOTES (Cost — $6,263,515)	6,412,596

Face
Amount

MORTGAGE-BACKED SECURITIES — 4.6%
FHLMC — 2.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
270,083	4.344% due 12/1/34 (b)	267,006
285,818	5.121% due 6/1/35 (b)	286,413
2,322,691	Gold, 6.000% due 7/1/21-2/1/36	2,357,689

	TOTAL FHLMC	2,911,108

FNMA — 1.1%
	Federal National Mortgage Association (FNMA):
199,636	4.857% due 1/1/35 (b)	199,693
200,039	4.603% due 4/1/35 (b)	203,471
247,851	5.619% due 4/1/36 (b)	249,400
518,748	5.594% due 5/1/36 (b)	522,152

	TOTAL FNMA	1,174,716

GNMA — 0.8%
827,933	Government National Mortgage Association (GNMA), 5.500% due 8/15/21	832,386

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,888,333)	4,918,210

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.2%
U.S. Government Obligation — 6.2%
	U.S. Treasury Bonds:
200,000	4.500% due 2/15/36	188,625
400,000	4.750% due 2/15/37	393,875
	U.S. Treasury Notes:
2,800,000	4.500% due 9/30/11	2,796,282
2,200,000	4.625% due 12/31/11	2,207,993
430,000	4.750% due 1/31/12	433,880
600,000	4.625% due 11/15/16	598,430

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $6,610,322)	6,619,085

Shares

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.0%
32,054	U.S. Treasury Notes, Inflation Indexed (Cost — $30,519)	31,004

Contracts

PURCHASED OPTIONS — 0.6%
28,800	Oracle Corp., Call @ $15.00 expires 1/19/08	115,200
15,300	S&P500 Index, Put @ $1,400.00, expires 6/16/07	367,200
12,900	United Parcel Service Inc., Call @ $65.00, expires 1/19/08	110,940

	TOTAL PURCHASED OPTIONS (Cost — $487,507)	593,340

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $92,776,503)	96,946,159

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
March 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 6.7%
Repurchase Agreements — 6.7%
$3,990,000	Interest in $450,884,000 joint tri-party repurchase agreement dated 03/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 4/2/07; Proceeds at maturity — $3,991,762; (Fully collateralized by various U.S. government agency obligations, 4.875% to 5.625% due 1/31/09 to 6/11/21; Market value — $4,069,829)	$3,990,000
3,109,000	Nomura Securities International Inc. repurchase agreement dated 03/30/07, 5.300% due 4/2/07; Proceeds at maturity — $3,110,373; (Fully collateralized by U.S. government agency obligation, 6.875% due 9/15/10; Market value — $3,171,410)	3,109,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $7,099,000)	7,099,000

	TOTAL INVESTMENTS — 98.2% (Cost — $99,875,503#)	104,045,159
	Other Assets in Excess of Liabilities — 1.8%	1,884,593

	TOTAL NET ASSETS — 100.0%	$105,929,752

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open foreign currency contracts.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(c)	Rating by Moody’s Investors Service.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Rating by Fitch Ratings Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 18 for definitions of ratings.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (−) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gift edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Appreciation Portfolio (“Appreciation Portfolio”), Legg Mason Partners Variable Fundamental Value Portfolio (“Fundamental Value Portfolio”) and Legg Mason Partners Variable Capital and Income Portfolio (“Capital and Income Portfolio) (the “Funds”) are separate diversified series funds of Legg Mason Partners Variable Portfolios II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.
Effective as of close of business, April 27, 2007 the Funds are separate diversified series of Legg Mason Partners Variable Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign

Notes to Schedule of Investments (unaudited)(continued)
currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(f) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Appreciation Portfolio	$224,121,718	$(3,056,732)	$221,064,986
Fundamental Value Portfolio	206,873,184	(7,599,768)	199,273,416
Capital and Income Portfolio	5,112,509	(942,853)	4,169,656

     At March 31, 2007, the Capital and Income Portfolio had the following open forward foreign currency contracts as described below:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain(Loss)

Contracts to Sell:
Euro	$42,304	$42,439	4/2/07	$(135)
Euro	51,936	52,092	4/3/07	(156)
Euro	43,381	43,396	4/4/07	(15)

				$(306)

Contracts to Buy:
Japanese Yen	$138,400	$142,041	5/9/07	$3,641

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$3,335

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 29, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: May 29, 2007